Equity-settled share-based payments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2004
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted	10 years
Share-based compensation expense	$ 11,896	$ 6,680	$ 8,581
Stock Options, 2004 Stock Incentive Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options				10 years
Restricted Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Vesting rate (as a percent)	33.00%
Maximum stock authorized (shares)	10,315,708
Stock already granted (shares)	9,728,905
Share-based compensation expense	$ 14,900	$ 6,800	$ 8,600